Leases (Details 1) - Southland Holdings Llc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating cash flows for operating leases	$ 18,946	$ 12,164	$ 8,711
Financing cash flows for finance leases	749	856	8
Operating cash flows for finance leases	4,717	4,124	5,515
ROU assets obtained in exchange for lease liabilities	12,391	12,854	9,699
ROU assets obtained in exchange for lease liabilities	$ 3,660	$ 22,479	$ 259
Weighted average remaining lease term	1 year 6 months
Weighted average discount rate	3.00%
Weighted average remaining lease term	2 years 4 months 24 days
Weighted average discount rate	3.66%